CREDIT FACILITY (Details) - Antanas Guoga - Credit facility $ in Millions	Sep. 30, 2025 CAD ($)
CREDIT FACILITY
Maximum credit facility available	$ 10
Subsequent increase in credit facility on request	$ 25
Interest rate	5.00%